Consolidated Statement of Cash Flows - additional details	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Consolidated Statement of Cash Flows - additional details	Consolidated Statement of Cash Flows - additional details
The Consolidated Statement of Cash Flows was prepared in accordance with IAS 7, Statement of Cash Flows. The below tables provide additional detail supporting select line items in the Consolidated Statement of Cash Flows.
20.1 Depreciation, amortization, impairments and fair value adjustments

($ millions)	2025	2024	2023
Property, plant & equipment	417	393	385
Right-of-use assets	89	83	91
Intangible assets	829	752	745
Financial assets	—	—	7
Other non-current assets(1)	(144)	(2)	(2)
Total	1,191	1,226	1,226
(1)    For the year ended December 31, 2025, Other non-current assets includes gains on fair value remeasurements of investments in associated companies. Refer to Note 21 for additional information.
20.2 Change in net current assets and other operating cash flow items

($ millions)	2025	2024	2023
(Increase) in inventories	(156)	(47)	(271)
(Increase) in trade receivables	(129)	(55)	(110)
Increase/(decrease) in trade payables	116	(15)	(51)
Net change in other operating assets	(47)	(28)	(23)
Net change in other operating liabilities	(24)	(44)	51
Total	(240)	(189)	(404)
20.3 Reconciliation of liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2025	4,538	105	429	68
Repayment of financial debts	(1)	(111)
Proceeds from financial debts, net of issuance costs	—	59
Impact from business combinations	1	34	4	3
Additions to leases			63	14
Other net changes in financial debts	55	(17)
Amortization of discounts on financial debts	2	—
Payments of lease liabilities, net			—	(81)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(23)
Changes in fair values and other non-cash changes, net	3	2	(5)	20
Currency translation effects	63	4	14	3
Reclassification from non-current to current	(499)	499	(76)	76
December 31, 2025	4,162	575	429	80

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2024(1)	4,676	63	335	71
Repayment of financial debts	—	(47)
Proceeds from financial debts, net of issuance costs	—	59
Additions to leases			170	21
Other net changes in financial debts	—	(66)
Amortization of discounts on financial debts	2	—
Payments of lease liabilities, net			—	(83)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(19)
Changes in fair values and other non-cash changes, net	3	(6)	(1)	16
Currency translation effects	(39)	(2)	(10)	(3)
Reclassification between non-current and current	(104)	104	(65)	65
December 31, 2024	4,538	105	429	68
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2023	4,541	107	359	71
Repayment of financial debts	—	(34)
Proceeds from financial debts, net of issuance costs	29	40
Additions to leases			48	15
Other net changes in financial debts	—	37
Amortization of discounts on financial debts	2	—
Payments of lease liabilities, net			—	(79)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(17)
Changes in fair values and other non-cash changes, net	3	(1)	(4)	11
Currency translation effects	19	(4)	2	—
Reclassification between non-current and current(1)	82	(82)	(70)	70
December 31, 2023(1)	4,676	63	335	71
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.
20.4 Additional disclosure of non-cash investing and financing activities

($ millions)	2025	2024	2023
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	110	109	107
Non-cash additions of right-of-use assets in exchange for a lease liability	77	191	63
Non-cash additions of property, plant & equipment	70	53	55
Non-cash additions of intangible assets	22	13	16
Non-cash additions of financial assets	—	118	—